UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.   20549

FORM 13F

FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment [     ] ;  Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
				    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Compass Capital Management, Inc.
Address: 	706 Second Avenue South
		Suite 400
		Minneapolis,  MN   55402

13F File Number:		801-32238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein
is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,
and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:	David M. Carlson
Title:	Principal/Founder
Phone:	(612) 338-4051
Signature, Place, and Date of Signing:

David M. Carlson		Minneapolis, Minnesota		March 31, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for  this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.
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					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Firm 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		245029



List of Other Included Managers:

NONE
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm. Inc              COM              000886101      339     7100 SH       SOLE                                       7100
AT&T Corp                      COM              001957109      761     9531 SH       SOLE                                       9531
Albertson's Inc                COM              013104104     7116   130725 SH       SOLE                                     130725
American Home Products         COM              026609107      207     3172 SH       SOLE                                       3172
American Int.'l Group          COM              026874107      240     1989 SH       SOLE                                       1989
Autozone Inc                   COM              053332102     7673   252615 SH       SOLE                                     252615
BP Amoco PLC                   COM              055622104      379     3751 SH       SOLE                                       3751
Banc One Corp                  COM              059438101     8079   146718 SH       SOLE                                     146718
Bemis Co                       COM              081437105     7201   231835 SH       SOLE                                     231835
Biomet Inc                     COM              090613100     8047   191880 SH       SOLE                                     191880
Bristol-Myers Squibb           COM              110122108     8064   125750 SH       SOLE                                     125750
Chevron Corp                   COM              166751107      214     2409 SH       SOLE                                       2409
Coca-Cola Co                   COM              191216100      456     7435 SH       SOLE                                       7435
Computer Assoc. Int'l          COM              204912109     7827   220095 SH       SOLE                                     220095
Conagra Inc                    COM              205887102    12663   494180 SH       SOLE                                     494180
Dayton Hudson Corp             COM              239753106      205     3080 SH       SOLE                                       3080
Electronic Data Systems Corp   COM              285661104     7812   160450 SH       SOLE                                     160450
Exxon Corp                     COM              302290101     1093    15496 SH       SOLE                                      15496
Fannie Mae                     COM              313586109      215     3100 SH       SOLE                                       3100
Federal Signal Corp            COM              313855108     7462   357480 SH       SOLE                                     357480
General Electric Corp          COM              369604103      897     8106 SH       SOLE                                       8106
Genuine Parts Corp             COM              372460105     6817   236614 SH       SOLE                                     236614
Hewlett-Packard Corp           COM              428236103     7135   105220 SH       SOLE                                     105220
Home Depot Inc                 COM              437076102     8333   133861 SH       SOLE                                     133861
Illinois Tool Works            COM              452308109     7169   115863 SH       SOLE                                     115863
Intel Corp                     COM              458140100      285     2400 SH       SOLE                                       2400
International Business Machine COM              459200101      508     2864 SH       SOLE                                       2864
Johnson & Johnson              COM              478160104      243     2595 SH       SOLE                                       2595
Lucent Technologies Inc        COM              549463107      746     6909 SH       SOLE                                       6909
McDonald's Corp                COM              580135101      280     6190 SH       SOLE                                       6190
Medtronic Inc                  COM              585055106     7832   108970 SH       SOLE                                     108970
Merck & Co., Inc               COM              589331107     7860    98100 SH       SOLE                                      98100
Microsoft Corp                 COM              594918104      287     3200 SH       SOLE                                       3200
Newell Rubbermaid Inc          COM              651229106     7708   162275 SH       SOLE                                     162275
Pall Corp                      COM              696429307     7219   435858 SH       SOLE                                     435858
Pfizer Inc                     COM              717081103      617     4446 SH       SOLE                                       4446
Reuters Holdings PLC (ADR)     COM              76132M102     7577    87218 SH       SOLE                                      87218
Sherwin-Williams Co            COM              824348106      437    15535 SH       SOLE                                      15535
Sigma-Aldrich Corp             COM              826552101     7448   254630 SH       SOLE                                     254630
State Street Corp              COM              857477103     7670    93250 SH       SOLE                                      93250
Sysco Corp                     COM              871829107     7326   278415 SH       SOLE                                     278415
Thermo Electron Corp           COM              883556102     5924   436805 SH       SOLE                                     436805
Valspar Corp                   COM              920355104     1669    52879 SH       SOLE                                      52879
W.W.Grainger Inc               COM              384802104     8051   186970 SH       SOLE                                     186970
Wal-Mart Co                    COM              931142103     7931    86034 SH       SOLE                                      86034
Columbia Special               EQ MF            198513103     1556 71284.210SH       SOLE                                  71284.210
Dreyfus Appreciation           EQ MF            261970107     2479 57139.405SH       SOLE                                  57139.405
Harbor Capital Appreciation    EQ MF            411511504     2699 63391.003SH       SOLE                                  63391.003
Mutual Beacon                  EQ MF            628380305     2037 147478.515SH      SOLE                                 147478.515
Royce Premier                  EQ MF            780905600     1486 183955.958SH      SOLE                                 183955.958
Strong Schafer Value           EQ MF            862918109     1877 36268.573SH       SOLE                                  36268.573
Vanguard Index 500             EQ MF            922908108     3552 29874.437SH       SOLE                                  29874.437
Vanguard International Growth  EQ MF            921910204      561 30224.780SH       SOLE                                  30224.780
Vanguard International Value   EQ MF            921939203      593 23272.734SH       SOLE                                  23272.734
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